Commitments and Contingencies - Other Commercial Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024	Nov. 07, 2023
Super senior revolving credit facility, guarantee facility
Other Commitments [Line Items]
Revolving credit facility			$ 45.0	$ 30.0
Bank guarantees, letters of credit and performance bonds
Other Commitments [Line Items]
Bank guarantees, letters of credit and performance bonds	$ 38.0	$ 42.9
Bank guarantees
Other Commitments [Line Items]
Restricted cash	$ 0.0	$ 0.0